                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

                    REGISTRATION STATEMENT (NO.2-47371) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.


                         POST-EFFECTIVE AMENDMENT NO. 73


                                       AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                                AMENDMENT NO. 74



                     VANGUARD FIXED INCOME SECURITIES FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                            R.GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482



IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON AUGUST 19, 2004, PURSUANT TO RULE (B)(1)(III) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT (POST-EFFECTIVE AMENDMENTS NO. 72).

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July 23, 2004


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE:  VANGUARD FIXED INCOME SECURITIES FUNDS
     FILE NO.  2-47371
----------------------------------------------------------------

Commissioners:


Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are filing Post-Effective Amendment No. 73 to the Trust's Registration Statement. The sole purpose of this filing is to extend the pending effective date of the Trust's 72nd Post-Effective Amendment. By way of further background.

..    Post-Effective  Amendment  No. 72 was filed  under  Rule  485(a) on May 27,
     2004, for the purposes of (1) changing the name and certain investment policies of the Vanguard Short-, Intermediate-, and Long-Term Corporate Funds; (2) changing the Vanguard High-Yield Corporate Fund's derivatives investment policy; (3) changing the Vanguard GNMA Fund's investment policy with respect to average weighted maturity; and (4) effecing a number of non-material editorial changes.

     The contents of Post-Effective Amendment No. 72 are hereby incorporated by reference into this filing, which we propose to become effective on August 19, 2004. Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.




Sincerely,



Christopher Wightman
Associate Counsel
The Vanguard Group

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 27th day of July, 2004.


                                   VANGUARD FIXED INCOME SECURITIES FUNDS

                                   BY: __________________/S/____________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


----------------------------------------------------------------------------------------
              SIGNATURE                         TITLE                DATE


By:   ---------------------------- President, Chairman, Chief          July 27, 2004
         /S/ JOHN J. BRENNAN       Executive Officer, and Trustee
             (Heidi Stam)
           John J. Brennan*

By:   ---------------------------- Trustee                             July 27, 2004
         /S/CHARLES D. ELLIS
             (Heidi Stam)
          Charles D. Ellis*

By:   ---------------------------- Trustee                             July 27, 2004
          /S/ RAJIV L. GUPTA
             (Heidi Stam)
            RAJIV L. GUPTA*

By:   ---------------------------- Trustee                             July 27, 2004
      /S/ JOANN HEFFERNAN HEISEN
             (Heidi Stam)
       JoAnn Heffernan Heisen*
By:   ---------------------------- Trustee                             July 27, 2004
      /S/BURTON G. MALKIEL
            (Heidi Stam)
       Burton G. Malkiel

By:   ---------------------------- Trustee                             July 27, 2004
      /S/ ALFRED M. RANKIN, JR.
             (Heidi Stam)
        Alfred M. Rankin, Jr.*

By:   ---------------------------- Trustee                             July 27 2004
        /S/ J. LAWRENCE WILSON
             (Heidi Stam)
         J. Lawrence Wilson*

By:   ---------------------------- Treasurer and Principal             July 27, 2004
        /S/ THOMAS J. HIGGINS      Financial Officer and Principal
             (Heidi Stam)          Accounting Officer
          Thomas J. Higgins*


*By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on January 31, 2003; for all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.